ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and staff welfare			$ 10,986		$ 12,716
Individual income tax withheld			473		487
VAT and other taxes payable			2,484		880
Accrued professional fees			1,209		1,971
Accrued advertising fees			9,525		2,950
Credit card processing charges			323		441
Accrued sales return	$ 381	$ 1,336	381		1,336
Current portion of finance lease liabilities			308		299
Others			2,953		1,608
Total			$ 28,642	$ 22,582	$ 22,688
Movements in accrued sales return
Balance at the beginning of the period	1,336	1,236
Allowance for sales return made in the year	3,546	9,257
Utilization of accrued sales return	(4,501)	(9,157)
Balance at the end of the period	$ 381	$ 1,336